Provisions, income tax liabilities and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 1,107	€ 1,318	€ 968
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	7,669	8,229	8,930
Fair value of plan assets	6,428	6,397	6,993
Effect of asset ceiling	(6)	(4)	(6)
Net amount shown in the balance sheet at end of period	1,247	1,836	1,943
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	728	862	611
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,138	1,228	1,322
Fair value of plan assets	638	667	675
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	500	561	647
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,492	2,651	2,911
Fair value of plan assets	2,375	2,239	2,401
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	117	412	510
US | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,254	1,427	1,528
Fair value of plan assets	734	744	825
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	520	683	703
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,857	1,994	2,174
Fair value of plan assets	1,843	1,891	2,235
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	14	103	(61)
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	379	456	357
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	928	929	995
Fair value of plan assets	838	856	857
Effect of asset ceiling	(6)	(4)	(6)
Net amount shown in the balance sheet at end of period	€ 96	€ 77	€ 144